o BT INVESTMENT FUNDS o

                            PACIFIC BASIN EQUITY FUND


                               SEMI-ANNUAL REPORT
                               ------------------
                                  MARCH o 1998

Pacific Basin Equity Fund

Table of Contents



        Letter to Shareholders                                         3

        Pacific Basin Equity Fund
           Statement of Assets and Liabilities                         5
           Statement of Operations                                     5
           Statements of Changes in Net Assets                         6
           Financial Highlights                                        6
           Notes to Financial Statements                               7

        Pacific Basin Equity Portfolio
           Schedule of Portfolio Investments                           8
           Statement of Assets and Liabilities                        10
           Statement of Operations                                    10
           Statements of Changes in Net Assets                        11
           Financial Highlights                                       11
           Notes to Financial Statements                              12

                              --------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guarantee by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              --------------------

Pacific Basin Equity Fund

Letter to Shareholders

We are pleased to present you with this semi-annual report for the six months ended March 31, 1998 for the Pacific Basin Equity Fund. It provides a review of the market, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Pacific Basin Equity Fund (the "Fund") had a total return of (28.58)%* for the six months ended March 31, 1998, as compared to (26.60)% for the MSCI Combined Far East Free ex Japan Index**, (24.79)% for the MSCI Combined Asia ex Japan Index**, and (25.30)% for the Lipper Pacific Basin ex Japan Average***. Since its inception on November 1, 1993, the Fund has delivered a total return of (21.34)% cumulatively, or (5.30)% annualized, as of March 31, 1998. The Fund returned (37.01)% for the twelve months ended March 31, 1998.

MARKET ACTIVITY
The rippling effects of the difficulty this region's equity markets experienced last fiscal year continued into this semi-annual period. For example, after Taiwan depreciated its currency by 10% for competitive reasons in October 1997, investors anticipated that Hong Kong would abandon its U.S. dollar peg. This initiated another round of regional equity and currency market declines. The Hong Kong market retreated, as prospects for slower growth led investors away. The combination of sharply higher interest rates and plummeting currencies proved to be too challenging for Indonesia and South Korea. Both became recipients of International Monetary Fund [IMF] bailout packages. In late December, fears of debt moratoria weighed heavily on the markets. However, disaster was averted when Korea obtained debt rollovers and then restructured its banks' short-term foreign debt in late January. This successful debt restructuring with a group of major U.S. banks was the primary catalyst for the rebound in regional equities and currencies during the first calendar quarter of 1998. Also improving sentiment toward the end of January and at least partially allaying concerns over weak currencies, high interest rates, financial system instability and slowing growth were Indonesia revising its budget and accepting the IMF's conditions for financial assistance and the Japanese government hinting at further fiscal policy measures to stimulate its economy.

-----------------------------------
            Objective
Seeks to provide long-term capital
appreciation through investment
primarily in the equity securities
(or other securities with equity
characteristics) of companies
domiciled in, or doing business in,
the Pacific Basin region.+
-----------------------------------


-----------------------------------
      Investment Instruments
Primarily common and preferred
stocks, rights, warrants and
convertible securities.
-----------------------------------


From their low points, top performing markets for the quarter--Korea and Thailand--were up by over 60% in U.S. dollar terms. This rapid turnaround occurred because these countries' governments quickly implemented the necessary reforms and took steps to restructure their banking systems. In Korea, for instance, the market benefited from the government encouraging large conglomerates to divest their peripheral businesses and refocus on their core operations. The positive effects of recent capital market deregulation also started to emerge with several foreign companies announcing their intentions to enter the Korean market and acquire local businesses at very low valuations. U.S. paper giants Bowater and Procter & Gamble, for example, have begun negotiations with Korean companies. While good news and encouraging for the coming months, this strong recovery by many of the region's markets in the first quarter of 1998 was not enough to offset the devastation they experienced in the preceding quarter, and thus the benchmark was considerably down for the semi-annual period.

----------------------------------------------------------------------------
  Ten Largest Stock Holdings
----------------------------------------------------------------------------
 HSBC Holdings Plc.                   Dao Heng Bank Group Ltd.
----------------------------------------------------------------------------
 Mahanagar Telephone Nigam Ltd.       Zhejiang Expressway Co. Ltd.-H
----------------------------------------------------------------------------
 Moulin International Holding Ltd.    Smartone Telecommunications
----------------------------------------------------------------------------
 New World Infrastructure Ltd.        Philippine Long Distance Telephone Co.
----------------------------------------------------------------------------
 China Telecom (Hong Kong) Ltd.       Cheung Kong Holdings
----------------------------------------------------------------------------


INVESTMENT REVIEW
The Fund's relative performance was hampered by its currency hedging strategies and defensive position during the first three months of the semi-annual period, but it was, likewise, helped significantly by our asset allocation, currency management, and stock selection strategies in the remaining months of the period. In fact, the Fund outperformed its Lipper category average and both of its benchmarks during the region's recovery of the first calendar quarter.

More specifically, the Fund's exposure to large Korean companies, such as South Korea Telecom, Pohang Iron & Steel, Samsung Heavy Industries and Samsung Electronics, performed very strongly in Korea's recovering environment. As has been the case for quite some time, most of the Fund's equity holdings are in Hong Kong. This market was up 7.5% during the first quarter, and many of the portfolio's individual stocks outperformed the market. This was particularly true of infrastructure stocks and telecommunications companies. We favor these two sectors, as we believe these companies are benefiting from falling local interest rates and the perceived stability of their cash flows. As a whole, financial stocks also performed well as interest rates in the region fell. As we believe interest rates in the region will continue to fall as growth slows, we increased the Fund's exposure to selected financial stocks in Hong Kong, Singapore, and the Philippines during the quarter.

----------
* Performance quoted represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The MSCI Far East Free ex Japan Index includes China Free, Hong Kong, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand. The MSCI Combined Asia Free ex Japan Index includes those same markets as the Far East Free ex Japan Index as well as India, New Zealand, Pakistan and Sri Lanka. Indexes are unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
+ Foreign investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

Pacific Basin Equity Fund

                    Diversification of Portfolio Investments
                        By Country as of March 31, 1998
                    (percentages are based on market value)


                            [PIE CHART APPEARS HERE]

                                   Taiwan 4%
                                   Pakistan 3%
                                   India 11%
                                   Indonesia 3%
                                   Malaysia 7%
                                   Singapore 11%
                                   United Kingdom 1%
                                   Thailand 4%
                                   Philippines 5%
                                   Hong Kong 41%
                                   South Korea 10%


MANAGER OUTLOOK
Looking ahead, we believe most Asian economies are likely to experience weak growth for some time due to the extent of the financial problems in the region. Although some further improvement in the equity markets is still possible, as governments continue to implement structural reforms--which improves the medium-term outlook, there are still some major risks to contend with. These include the speed with which sentiment has improved, a massive increase in share supply as companies search for new capital, possible disappointment with how fast China and Japan stimulate their economies, and any further weakness in the yen, which, in turn, undermines the competitiveness of other Asian countries. These risks could constrain performance in some markets and cause further periods of volatility.

In short, while the worst has likely been seen in this region, we continue to remain cautious as the crisis still unfolds. Given this outlook, we intend to continue to hold a defensive portfolio, with biases towards financial, telecommunication, and infrastructure companies.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to provide long-term capital appreciation.

We value your ongoing support of the Pacific Basin Equity Fund and look forward to continuing to serve your investment needs in the years ahead.

                                /s/ Paul Durham
                                _______________
                                  Paul Durham
                            Portfolio Manager of the
                         Pacific Basin Equity Portfolio
                                 March 31, 1998

-------------------------------------------------------------------------------

Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the Pacific Basin Equity Fund and the MSCI Combined Asia Free ex Japan Index as of November 30, 1993.

-------------------------------------
 Total Return for the Period
   Ended March 31, 1998

Six Months   Since 11/1/93*
  -28.58%         -5.30%**

*  The Fund's inception date.
** Annualized.


Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
-------------------------------------

                  [GRAPH APPEARS HERE - SEE PLOT POINTS BELOW]

                                         MSCI Combined
                       Pacific Basin      Asia Free
                       Equity Fund       ex Japan Index

           Nov-93        $10,000            $10,000
           Dec-93         13,127             12,419
           Mar-94         10,392              9,840
           Jun-94         11,115             10,195
           Sep-94         12,198             11,310
           Dec-94         10,913             10,136
           Mar-95         10,614              9,799
           Jun-95         11,641             10,531
           Sep-95         11,727             10,306
           Dec-95         11,705             10,348
           Mar-96         12,518             11,308
           Jun-96         12,775             11,353
           Sep-96         12,625             10,963
           Dec-96         13,223             11,187
           Mar-97         12,888             10,816
           Jun-97         13,559             11,481
           Sep-97         11,366              9,432
           Dec-97          6,929              6,487
           Mar-98          7,866              7,036


           Past performance is not indicative of future performance.

Pacific Basin Equity Fund

Statement of Assets and Liabilities  March 31, 1998 (unaudited)

Assets
   Investment in Pacific Basin Equity Portfolio, at Value                                        $    15,111,541
   Receivable for Shares of Beneficial Interest Subscribed                                               192,284
   Prepaid Expenses and Other                                                                             24,965
   Due from Bankers Trust                                                                                  3,382
                                                                                                 ---------------
Total Assets                                                                                          15,332,172
                                                                                                 ---------------
Liabilities
   Payable for Shares of Beneficial Interest Redeemed                                                      5,300
   Accrued Expenses and Other                                                                             25,228
                                                                                                 ---------------
Total Liabilities                                                                                         30,528
                                                                                                 ---------------
Net Assets                                                                                       $    15,301,644
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $    26,182,121
   Undistributed Net Investment Loss                                                                     370,529
   Undistributed Net Realized Loss from Investment and Foreign Currency Transactions                 (11,850,262)
   Net Unrealized Appreciation on Investment and Foreign Currency Transactions                           599,256
                                                                                                 ---------------
Net Assets                                                                                       $    15,301,644
                                                                                                 ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares
   outstanding)                                                                                  $          6.13
                                                                                                 ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of beneficial
   interest authorized)                                                                                2,497,461
                                                                                                 ===============

-------------------------------------------------------------------------------
Statement of Operations For the six months period ended March 31, 1998
  (unaudited)

Investment Income
   Income Allocated from Pacific Basin Equity Portfolio, net                                     $        57,490
                                                                                                 ---------------
Expenses
   Administration and Services Fees                                                                       54,898
   Registration Fees                                                                                       2,754
   Printing and Shareholder Reports                                                                        6,523
   Professional Fees                                                                                       4,488
   Trustees Fees                                                                                           1,367
   Miscellaneous                                                                                           3,368
                                                                                                 ---------------
   Total Expenses                                                                                         73,398
   Less Expenses Absorbed by Bankers Trust                                                               (18,500)
                                                                                                 ---------------
      Net Expenses                                                                                        54,898
                                                                                                 ---------------
Net Investment Income                                                                                      2,592
                                                                                                 ---------------
Realized and Unrealized Gain (Loss) on Investment, Foreign Currency Transactions and
   Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions                                                                        (11,546,168)
      Foreign Currency Transactions                                                                      374,041
   Net Change in Unrealized Appreciation/Depreciation on InvestmentForeign Currency Transactions
      and Forward Foreign Currency Contracts                                                           4,398,933
                                                                                                 ---------------
Net Realized and Unrealized (Loss) on Investment, Foreign Currency Transactions and
   Forward Foreign Currency Contracts                                                                 (6,773,194)
                                                                                                 ---------------
Net Decrease in Net Assets from Operations                                                       $    (6,770,602)
                                                                                                 ===============

                  See Notes to Financial Statements on Page 7

Pacific Basin Equity Fund

Statements of Changes in Net Assets

                                                                                   For the            For the
                                                                              six months ended      year ended
                                                                               March 31, 1998+  September 30, 1997
                                                                              ----------------  ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income/(Expenses in Excess of Income)                       $         2,592    $      (133,310)
   Net Realized Gain (Loss) from Investment, Foreign Currency Transactions and
      Forward Foreign Currency Contracts                                          (11,172,127)         2,191,753
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
      Currency Transactions and Forward Foreign Currency Contracts                  4,398,933         (4,795,001)
                                                                              ---------------    ---------------
Net Decrease in Net Assets from Operations                                         (6,770,602)        (2,736,558)
                                                                              ---------------    ---------------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions                                  (1,872,886)        (1,399,729)
                                                                              ---------------    ---------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                   21,232,833         57,656,522
   Dividend Reinvestments                                                             651,103            574,917
   Cost of Shares Redeemed                                                        (24,440,103)       (56,983,156)
                                                                              ---------------    ---------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
   Interest                                                                        (2,556,167)         1,248,283
                                                                              ---------------    ---------------
Total Decrease in Net Assets                                                      (11,199,655)        (2,888,004)
Net Assets
Beginning of Period                                                                26,501,299         29,389,303
                                                                              ---------------    ---------------
End of Period (including undistributed net investment income of $370,529 and
   $367,937, respectively)                                                       $ 15,301,644       $ 26,501,299
                                                                              ===============    ===============


-------------------------------------------------------------------------------

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Fund.


                                                                                                     For the period
                                                  For the          For the years ended              November 1, 1993
                                                six months            September 30,                 (Commencement of
                                                   ended        ------------------------------       Operations) to
                                              March 31, 1998+    1997       1996         1995      September 30, 1994
                                              ---------------   ------     ------       ------     ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period              $10.16       $11.80      $10.96       $11.82           $10.00
                                                  ------       ------      ------       ------           ------
Income from Investment Operations
   Net Investment Income/(Expenses in Excess
     of Income)                                    (0.22)       (0.05)      (0.03)        0.01            (0.04)
   Net Realized and Unrealized Gain (Loss) on
     Investment, Foreign Currency Transactions and
     Forward Foreign Currency Contracts            (2.82)       (1.07)       0.87        (0.49)            1.86
                                                  ------       ------      ------       ------           ------
Total Income (Loss) from Investment Operations     (3.04)       (1.12)       0.84        (0.48)            1.82
                                                  ------       ------      ------       ------           ------
Distributions to Shareholders
   Net Realized Gain from Investment Transactions  (0.99)       (0.52)         --        (0.38)              --
                                                  ------       ------      ------       ------           ------
Net Asset Value, End of Period                     $6.13       $10.16      $11.80       $10.96           $11.82
                                                  ======       ======      ======       ======           ======
Total Investment Return                           (28.58)%      (9.97)%      7.66%       (3.87)%          20.11%*
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)       $15,302      $26,501    $29,389       $24,504          $25,362
   Ratios to Average Net Assets:
      Net Investment Income/(Expenses in Excess
        of Income)                                  0.04%*      (0.42)%     (0.24)%       0.12%           (0.59)%*
      Expenses, Including Expenses of the
        Pacific Basin Equity Portfolio              1.75%*       1.75%       1.75%        1.75%            1.75%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                               0.49%*       0.29%       0.31%        0.52%            0.60%*

----------
*  Annualized
+  Unaudited

                  See Notes to Financial Statements on Page 7

Pacific Basin Equity Fund

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Pacific Basin Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1993. The Fund invests substantially all of its assets in the Pacific Basin Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1998, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income
The Fund's income, net of expenses is earned, daily on its investment in the Portfolio and is recorded on an accrual basis. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organization Expenses
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D. Dividends
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $5,675 net of reimbursable expenses of $3,382 at March 31, 1998.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months in the period ended March 31, 1998, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.75% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months in the period ended March 31, 1998, expenses of the Fund have been reduced by $18,500.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

The Trust is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally amongst all Funds. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Shares of Beneficial Interest
At March 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                For the                       For the
                            Six months ended                 year ended
                        March 31, 1998 (unaudited)        September 30, 1997
                        --------------------------      ----------------------
                         Shares            Amount        Shares        Amount
                        --------          --------      --------      --------
Sold                     3,348,906     $ 21,232,833     4,938,090   $ 57,656,522
Reinvested                 306,270          651,103        50,080        574,917
Redeemed                (3,764,999)     (24,440,103)   (4,870,624)   (56,983,156)
                        ----------     ------------    ----------   ------------
Net Increase (Decrease)   (109,823)    $ (2,556,167)      117,546   $  1,248,283
                        ==========     ============    ==========   ============

Pacific Basin Equity Portfolio

Schedule of Portfolio Investments March 31, 1998 (unaudited)

  Shares                 Security                                      Value
  ------                 --------                                      -----

           COMMON STOCK - 78.39%
           Hong Kong - 32.59%
      690  Amway Asia Pacific Ltd.
            (Multilevel Direct Selling)                            $    11,169
  174,000  ASM Pacific Technology Ltd. (Electronics)                   127,996
1,224,486  Champion Technology Holdings
            (Telecommunication Equipment)                              156,444
  163,000  China Telecom (Hong Kong) Ltd.
            (Cellular Telecom)(a)                                      330,262
   36,000  Cheung Kong Holdings Ltd. (Real Estate)                     255,527
  303,000  Cosco Pacific Ltd. (Commercial Services)                    254,172
  110,500  Dao Heng Bank Group Ltd. (Banks)                            326,564
  207,440  Founder Hong Kong Ltd. (Computers)                          174,011
  213,000  Glorious Sun Enterprises (Textile)                           63,224
  773,000  Guangzhou Investment Company Ltd.
            (Real Estate)                                              142,655
   14,400  HSBC Holdings Plc. (Banks)                                  440,435
3,609,424  Moulin International Holding Ltd.
            (Diversified)                                              377,306
  220,000  National Mutual Asia Ltd.
            (Financial Services)                                       181,708
  138,800  New World Infrastructure Ltd. (Building)                    334,967
  822,000  Pacific Ports Co. Ltd.
            (Transportation Svcs) (a)                                  205,800
  214,000  Peregrine Investments Holdings Ltd.
            (Finance)                                                       --
  276,000  QPL International Holdings Ltd.
            (Electronics)                                              137,133
  285,299  Road King Infrastructure Ltd.
            (Building & Construction)                                  254,051
   15,600  Shandong Huaneng Power Company Ltd.,
            ADR (Electric Generation)                                  115,050
  103,000  Smartone Telecommunications
            (Cellular Telecom)                                         291,772
  261,000  South China Morning Post Ltd.
            (Publishing)                                               175,152
   65,000  Television Broadcasts Ltd. (Television)                     171,125
  311,000  Wong's International Holdings Ltd.
            (Electronics)                                               78,265
1,262,000  Zhejiang Expressway Co. Ltd.-H (Traffic
           Management System) (a)                                      319,216
                                                                   -----------
                                                                     4,924,004
                                                                   -----------

           India - 8.46%
   10,450  BSES Ltd. (Utility)                                         184,704
    8,760  Industrial Credit & Investment Corporation
            of India Ltd., GDR (Financial Services)                    130,305
    5,749  ITC Limited GDR (Tobacco)                                   140,563
   16,868  Larsen &Toubro Ltd. (Diversified)                           221,393
   24,440  Mahanagar Telephone Nigam Ltd.,
            GDR (Telecommunications) (a)                               402,038
   13,354  Mahindra & Mahindra Ltd.,
            GDR (Automobiles)                                          110,971
    5,010  State Bank of India, GDR (Banks)                             88,928
                                                                   -----------
                                                                     1,278,902
                                                                   -----------

           Indonesia - 2.62%
  293,000  Aneka Tambang PT (Quarrying) (a)                             53,350
  148,000  Daya Guna Samudera PT (Fisheries)                           148,000
   45,800  Hanjaya Mandala Sampoerna PT
            (Tobacco)                                                   41,564
  131,000  Indah Kiat Pulp & Paper Corp. PT (Paper)                     32,561
   63,000  Jaya Real Property PT
            (Real Estate Development)                                    5,462



  Shares                 Security                                      Value
  ------                 --------                                      -----

           Indonesia (continued)
  439,000  Matahari Putra Prima PT (Retail)                        $    24,107
  224,000  Mulia Industrindo PT (Ceramic Products)                      20,717
  233,000  Semen Cibinong PT (Building Products)                        13,468
   38,400  Tambang Timah PT (Quarrying)                                 32,185
    2,900  Tambang Timah PT, GDR (Mines)                                23,925
                                                                   -----------
                                                                       395,339
                                                                   -----------

           Malaysia - 5.40%
   46,000  Amway (Malaysia) Holdings BHD
            (Consumer Products)                                         99,290
   84,000  Kentucky Fried Chicken (Retail)                             145,738
   95,000  Malaysia International Shipping BHD
            (Transportation)                                           181,694
   70,000  Malaysia Mining Corp.-ABHD
            (Other-Non-ferrous)                                         44,945
   75,000  MNI Holdings BHD (Diversified)                              152,664
   35,000  PPB Oil Palms BHD (Agricultural
            Operations)                                                 34,235
   65,000  Tanjong Plc. (Gaming)                                       158,060
                                                                   -----------
                                                                       816,626
                                                                   -----------

           Pakistan - 1.59%
   42,900  Engro Chemicals Pakistan Ltd. (Chemicals)                    99,090
  183,000  Faysal Bank Ltd. (Banks)                                     73,141
   20,000  Hub Power Company (Utilities)                                21,286
    8,030  Pakistan State Oil Co. Ltd. (Oil - International)            46,733
                                                                   -----------
                                                                       240,250
                                                                   -----------

           Philippines - 3.83%
    4,080  Petron Corp. (Oil Refining)                                     674
   25,400  Philippine Commercial International
            Bank (Banks)                                               126,111
    9,550  Philippine Long Distance Telephone Co.
            (Telecommunications)                                       266,083
   31,000  San Miguel Corp.-A (Food)                                    34,255
   59,000  San Miguel Corp.-B (Food)                                   102,839
  229,000  Universal Robina Corp. (Food)                                48,382
                                                                   -----------
                                                                       578,344
                                                                   -----------

           Singapore - 9.07%
  156,000  Comfort Group Ltd. (Transportation Svcs)                     73,918
  170,000  Dairy Farm International Holdings Ltd.
            (Retail)                                                   204,000
   72,000  Datacraft Asia Ltd. (Telecommunication
            Equipment)                                                 233,280
   23,100  Development Bank of Singapore Ltd.
            (Banks)                                                    168,832
   35,000  Elec & Eltek International Holdings Ltd.
            (Electronic)                                               208,250
   63,000  Keppel Fels Ltd. (Capital Equipment)                        176,377
   21,800  Overseas-Chinese Banking Corp. Ltd.
            (Banks)                                                    122,874
   46,800  Overseas Union Bank Ltd. (Banks)                            182,620
    3,000  QAF Ltd. (Food)                                               1,347
                                                                   -----------
                                                                     1,371,498
                                                                   -----------

           South Korea - 7.59%
    2,310  Daesang Corp. (Food)                                         90,732
   11,790  Daewoo Heavy Industries (Machinery)                          60,440
    1,098  Housing & Commercial Bank, Korea,
             GDR (Banks)                                                 6,506
    1,460  Hyundai Heavy Industries (Machinery) (a)                     54,832
      660  Hyundai Housing & Industrial Development
            (Building)                                                   6,052

             See Notes to Financial Statements on Pages 12 thru 14

Pacific Basin Equity Portfolio

Schedule of Portfolio Investments March 31, 1998 (unaudited)


  Shares                 Security                                      Value
  ------                 --------                                      -----

           South Korea (continued)
    7,474  Kookmin Bank (Banks)                                    $    56,662
    3,087  Kookmin Bank, GDR (Banks)                                    22,691
    4,850  Korea Electric Power Corp. (Electric)                        63,032
    6,855  L.G. Chemical Ltd. (Petrochemicals)                          56,671
    4,270  Pohang Iron & Steel (Iron/Steel)                            237,024
    2,790  Samsung Electronics (Electronic
            Products)                                                  147,054
    6,820  Samsung Heavy Industries (Shipbuilding)                      44,317
      343  SK Telecommunications
            (Telecommunications)                                       193,548
    3,910  Youngone Corp. (Apparel Manufacturers)                      107,278
                                                                   -----------
                                                                     1,146,839
                                                                   -----------

           Taiwan - 3.32%
    3,000  ASE Test Ltd. (Electronic Components)(a).                   150,750
    7,995  Siliconware Precision Industries Co. GDR
            (Electronic Components) (a)                                150,306
    2,940  Synnex Technology International Corp.,
            GDR (Computers) (a)                                         74,323
   10,110  Yageo Corp., GDR (Electronic
            Components) (a)                                            126,375
                                                                   -----------
                                                                       501,754
                                                                   -----------

           Thailand - 2.95%
   38,000  Hana Microelectronics (Electronics)                         140,025
   25,200  KCE Electronics Public Co. Ltd.
            (Circuit Boards)                                           160,102
   23,600  Shinawatra Computer Public Co. Ltd.
            (Computers)                                                145,139
                                                                   -----------
                                                                       445,266
                                                                   -----------

           United Kingdom - 0.76%
  320,000  Philippine Gold Plc. (Gold Mining) (a)                      115,188
                                                                   -----------

           United States - 0.21%
   13,000  Star Cruises Plc. (Leisure) (a)                              31,200
                                                                   -----------

Total Common Stock (Cost $13,136,145)                               11,845,210
                                                                   -----------


  Shares                 Security                                      Value
  ------                 --------                                      -----

           OTHER SECURITIES - 0.19%
           Hong Kong - 0.06%
  840,000  Chueng Kong Holdings Ltd. Warrants
            (Real Estate) (a)                                      $     1,084
  362,240  Moulin International Holdings Ltd. Warrants
            (Diversified)(a)                                             6,544
   67,200  Tai Fook Group Warrants (Diversified
            Financial Services) (a)                                      1,362
                                                                   -----------
                                                                         8,990
                                                                   -----------

           Indonesia - 0.13%
  142,868  Indah Kiat Pulp & Paper Corp. PT
            Warrants (Paper) (a)                                        19,820
                                                                   -----------

           Singapore - 0.00%
    4,200  Development Bank of Singapore Ltd.
            Rights (Banks) (a)                                               0
                                                                   -----------

           South Korea - 0.00%
    1,129  Kookmin Bank Rights (Banks) (a)                                   0
    2,734  Kookmin Bank Warrants (Banks) (a)                                 0
                                                                   -----------

Total Other Securities (Cost $159,649)                                  28,810
                                                                   -----------

           SOVEREIGN DEBT - 0.53%
           Pakistan - 0.53%
   91,000  Republic of Pakistan, 6.00%, 2/26/02
            (Cost $91,000)                                              80,282
                                                                   -----------


Total Investments (Cost $13,386,794)                     79.11%     11,954,302
Other Assets inExcess of Liabilities                     20.89%      3,157,239
                                                        ------     -----------
Net Assets                                              100.00%    $15,111,541
                                                        ======     ===========

----------
(a) Non-Income Producing Security

   Abbreviations:
     GDR - Global Depository Receipt
     BHD - Berhad
   Industry Diversification (as a percentage of Total Investments):
     Telecommunications                    18.96%
     Banks                                 16.50%
     Electrical                            13.42%
     Diversified                            7.47%
     Transportation                         7.46%
     Building/Construction                  5.09%
     Retail                                 4.12%
     Other*                                 5.17%
     Real Estate                            3.39%
     Food                                   2.32%
     Investment Companies                   2.13%
     Steel                                  1.98%
     Paper                                  1.90%
     Oil-International                      1.87%
     Utilities                              1.72%
     Television                             1.43%
     Machinery                              1.33%
     Gaming                                 1.32%
     Fisheries                              1.24%
     Hotel/Motel                            1.18%
                                          -------
                                          100.00%
                                          =======

* No one industry represents more than 1% of Portfolio holdings.

              See Notes to Financial Statements on Pages 12 thru 14

Pacific Basin Equity Portfolio

Statement of Assets and Liabilities March 31, 1998 (unaudited)

Assets
   Investments, at Value (Cost of $13,386,794)                                                   $    11,954,302
   Cash*                                                                                               1,000,933
   Receivable for Securities Sold                                                                         55,343
   FEC Receivable                                                                                      2,439,076
   Dividends and Interest Receivable                                                                      21,141
                                                                                                 ---------------
Total Assets                                                                                          15,470,795
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust                                                                                    9,090
   Payable for Securities Purchased                                                                      344,433
   Accrued Expenses and Other                                                                              5,731
                                                                                                 ---------------
Total Liabilities                                                                                        359,254
                                                                                                 ---------------
Net Assets                                                                                       $    15,111,541
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $    14,094,731
   Net Unrealized Depreciation on Investment, Foreign Currency Transactions
     and Forward Foreign Currency Contracts                                                            1,016,810
                                                                                                 ---------------
Net Assets                                                                                       $    15,111,541
                                                                                                 ===============

----------
*  Includes foreign cash of $716,511 with a cost of $727,973.

-------------------------------------------------------------------------------

Statement of Operations For the six month period ended March 31, 1998
  (unaudited)

Investment Income
   Dividends (net of foreign withholding tax of $4,644)                                          $       101,508
   Interest                                                                                               29,376
                                                                                                 ---------------
Total Investment Income                                                                                  130,884
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                          55,046
   Administration and Services Fees                                                                       18,348
   Professional Fees and Miscellaneous                                                                    16,579
   Trustees Fees                                                                                           1,045
                                                                                                 ---------------
   Total Expenses                                                                                         91,018
   Less Expenses Absorbed by Bankers Trust                                                               (17,624)
                                                                                                 ---------------
      Net Expenses                                                                                        73,394
                                                                                                 ---------------
Net Investment Income                                                                                     57,490
                                                                                                 ---------------
Realized and Unrealized Gain (Loss) on Investment, Foreign Currency Transactions,
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions                                                                        (11,546,174)
      Foreign Currency Transactions                                                                      374,041
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign Currency
      Transactions, and Forward Foreign Currency Contracts                                             4,399,020
                                                                                                 ---------------
Net Realized and Unrealized Loss on Investment, Foreign Currency Transactions,
   and Forward Foreign Currency Contracts                                                             (6,773,113)
                                                                                                 ---------------
Net Decrease in Net Assets from Operations                                                       $    (6,715,623)
                                                                                                 ===============

              See Notes to Financial Statements on Pages 12 thru 14

Pacific Basin Equity Portfolio

Statements of Changes in Net Assets

                                                                                  For the            For the
                                                                             six months ended      year ended
                                                                              March 31, 1998+  September 30, 1997
                                                                             ----------------  ------------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                      $        57,490            107,086
   Net Realized Gain (Loss) from Investment, Foreign Currency Transactions
     and Forward Foreign Currency Contracts                                       (11,172,133)         2,192,429
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign
     Currency Transactions and Forward Foreign Currency Contracts                   4,399,020         (4,789,185)
                                                                              ---------------    ---------------
Net Decrease in Net Assets from Operations                                         (6,715,623)        (2,489,670)
                                                                              ---------------    ---------------
Capital Transactions
   Proceeds from Capital Invested                                                  21,885,042         58,200,896
   Value of Capital Withdrawn                                                     (26,587,958)       (58,790,078)
                                                                              ---------------    ---------------
Net Decrease in Net Assets from Capital Transactions                               (4,702,916)          (589,182)
                                                                              ---------------    ---------------
Total Decrease in Net Assets                                                      (11,418,539)        (3,078,852)
Net Assets
Beginning of Period                                                                26,530,080         29,608,932
                                                                              ---------------    ---------------
End of Period                                                                 $    15,111,541    $    26,530,080
                                                                              ===============    ===============


-------------------------------------------------------------------------------

Financial Highlights

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Portfolio.

                                                                                                         For the period
                                                                           For the years ended          November 1, 1993
                                                    For the                   September 30,             (Commencement of
                                               six months ended     -------------------------------      Operations) to
                                                March 31, 1998+      1997         1996        1995     September 30, 1994
                                               ----------------     ------       ------      ------    ------------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)        $15,112         $26,530      $29,609     $24,656          $25,366
   Ratios to Average Net Assets:
      Net Investment Income                          0.78%*          0.33%        0.51%       0.87%            0.16%*
      Expenses                                       1.00%*          1.00%        1.00%       1.00%            1.00%*
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust                                0.24%*          0.14%        0.11%       0.20%            0.26%*
   Portfolio Turnover Rate                             64%            172%         118%        104%              40%

----------
*  Annualized
** For fiscal years beginning on or after September 1, 1995, the portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.
+  Unaudited

              See Notes to Financial Statements on Pages 12 thru 14

Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization
The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Organization Expenses
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five year period.

E. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

F. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

G. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

H. Option Contracts
Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

I. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

J. Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

K. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to

Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)


the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.25% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $3,019 at March 31, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.75% of the Portfolio's average daily net assets. Accrued advisory fee's amounted to $6,071 net of reimbursable expenses of $2,988 at March 31, 1998.

Bankers Trust has entered into a Sub-Advisory Agreement with BT Portfolio Managers International Limited ("BT Portfolio Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited, for Pacific Basin Equity Portfolio. Under such Agreement, BT Portfolio Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monhtly at an annual rate of 0.60% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00% of the average daily net assets of the Portfolio. For the six months ended March 31, 1998, expenses of the Portfolio have been reduced by $17,624.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BT Investment Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07%per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1998, were $23,789,545 and $9,143,296 respectively.

For Federal income tax purposes, the tax basis of investments held at March 31, 1998 was $13,386,794.

The aggregate gross unrealized appreciation for all investments was $11,306,541 and the aggregate gross unrealized depreciation for all investments was $12,739,033.

Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)

Note 4--Open Forward Foreign Currency Contracts
As of March 31, 1998, the Pacific Basin Equity Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                            Net Unrealized
                                                                                                             Appreciation
Contracts to Deliver                    In Exchange For                     Settlement Date  Value (US$)  (Depreciation) (US$)
--------------------------------------------------------------------------------------------------------------------------------
Sales
--------------------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar         15,555,400     U.S. Dollar               2,000,000      4/16/98     2,007,407        $      (7,407)
Hong Kong Dollar          8,538,905     U.S. Dollar               1,060,734      5/13/98     1,101,467              (40,733)
Hong Kong Dollar         14,209,200     U.S. Dollar               1,800,000      7/23/98     1,825,038              (25,038)
Indonesian Rupiah     3,809,862,000     U.S. Dollar               1,449,719      4/16/98       441,038            1,008,681
Indonesian Rupiah     1,805,375,000     U.S. Dollar                 650,000      4/16/98       208,994              441,006
Indonesian Rupiah     4,259,687,000     U.S. Dollar               1,070,408      7/14/98       471,643              598,765
Malaysian Ringgit         5,442,315     U.S. Dollar               2,119,281      4/10/98     1,484,538              634,743
Singapore Dollar            394,990     U.S. Dollar                 221,842      4/20/98       244,530              (22,688)
Singapore Dollar            394,990     U.S. Dollar                 234,903      5/18/98       244,288               (9,385)
Singapore Dollar          1,218,807     U.S. Dollar                 738,000       6/9/98       753,513              (15,513)
Thai Baht                12,805,675     U.S. Dollar                 462,299      5/29/98       325,960              136,339
Thai Baht                 6,193,250     U.S. Dollar                 161,619      5/29/98       157,645                3,974
--------------------------------------------------------------------------------------------------------------------------------
Total Sales                                                                                                   $   2,702,744
--------------------------------------------------------------------------------------------------------------------------------

Purchases
--------------------------------------------------------------------------------------------------------------------------------
U.S. Dollar                 170,000     Hong Kong Dollar          1,331,780      4/16/98       171,865        $      1,865
U.S. Dollar               1,816,554     Hong Kong Dollar         14,223,620      4/16/98     1,835,543              18,989
U.S. Dollar                 240,000     Hong Kong Dollar          1,906,440      5/13/98       245,919               5,919
U.S. Dollar                 340,000     Hong Kong Dollar          2,686,340      5/13/98       346,522               6,522
U.S. Dollar                1,462,30     Indonesian Rupiah     5,615,237,000      4/16/98       650,032            (812,269)
U.S. Dollar                  50,000     Indonesian Rupiah       280,000,000      7/14/98        31,002             (18,998)
U.S. Dollar                 416,155     Indonesian Rupiah     3,979,687,000      7/14/98       440,640              24,485
U.S. Dollar                 142,000     Malaysian Ringgit           513,756      4/10/98       140,141              (1,859)
U.S. Dollar                 664,402     Malaysian Ringgit         2,419,685      4/10/98       660,034              (4,368)
U.S. Dollar                 240,000     Malaysian Ringgit         1,024,200      4/10/98       279,378              39,378
U.S. Dollar                 209,000     Malaysian Ringgit           757,103      4/30/98       206,076              (2,924)
U.S. Dollar                  25,066     Philippines Peso            945,000      3/31/98        24,957                (109)
U.S. Dollar                  30,435     Philippines Peso          1,120,000       4/1/98        29,579                (856)
U.S. Dollar                 235,492     Singapore Dollar            394,990      4/20/98       244,530               9,038
U.S. Dollar                 140,000     Singapore Dollar            222,928      5/18/98       137,873              (2,127)
U.S. Dollar                 428,097     Thai Baht                18,998,925      5/29/98       483,605              55,508
--------------------------------------------------------------------------------------------------------------------------------
Total Purchases                                                                                               $   (681,806)
--------------------------------------------------------------------------------------------------------------------------------
                                                                           Net Unrealized Appreciation        $  2,020,938
--------------------------------------------------------------------------------------------------------------------------------

                      This page intentionally left blank.

BT INVESTMENT FUNDS

PACIFIC BASIN EQUITY FUND



Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                               -----------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This must be preceded or accompanied by a current prospectus for the Fund.
                               -----------------



                                                               STA496100 (5/98)